SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Options	7,204,068	4,184,068	5,284,068	3,059,068
Warrants	14,474,494	3,280,000	3,780,000
Convertible notes payable	$ 1,085,922	$ 0
Dilutive Securities	22,764,484	7,464,068	9,504,068	3,059,068
Notes payable			440,000